Fair Value Measurements	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.   Fair Value Measurements
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
■     Level 1 — Quoted prices in active markets for identical assets or liabilities.

■     Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

■     Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:
	September 30, 2015
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$—	$—	$12,726,722

The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for the stock-based compensation liability for the six months ended March 31, 2016:
Balance at October 1, 2015	$12,726,722
Change in fair value	2,391,862
Reclassification to stockholders’ equity	(15,118,584)
Balance at March 31, 2016	$—

As of March 31, 2016, the Company has no assets or liabilities that were measured at fair value.
The Company has issued stock-based performance units (“PSUs”), which generally have a ten year life from the date of grant and vest 50% after the third anniversary from issuance and the remaining 50% on the fourth anniversary. In addition, the PSUs are exercisable upon the earlier of   (i) a change in control, (ii) consummation of an IPO, or (iii) a corporate valuation in excess of   $400 million and at the discretion by the Company’s Board of Directors. Upon exercise, the PSU holder received a cash payment for the difference between the current per share value of the Company and the base price of the PSU. Given the cash settlement, the PSUs were liability classified and re-measured at each reporting date with changes in fair value recorded within the Company’s consolidated statements of operations. In December 2015, the PSUs were modified to provide for settlement in common stock or cash, at the Company’s discretion. As a result of this modification, the carrying value of the PSUs was reclassified to stockholders’ equity (deficit).
The PSUs contain a market condition as the exercisability of the awards are based on the Company achieving a market value of $400 million during the relevant performance period. The fair value of the market condition is valued using a Monte Carlo simulation model. The significant assumptions used in preparing the Monte Carlo simulation model include (i) volatility of the Company’s common stock, (ii) risk free interest rate, (iii) base price of the PSUs, (iv) fair value of the Company’s common stock and enterprise value of the Company, and (v) derived service period.
The fair value of the PSUs of  $22.22 at September 30, 2015 was derived using the following assumptions:
September 30, 2015
Risk-free interest rate	1.4%
Derived service period	5 years
Expected volatility	60%
Annual dividend yield	0%
Fair value of common stock	$25.79 per share

4.   Fair Value Measurements
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
■     Level 1 — Quoted prices in active markets for identical assets or liabilities.

■     Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

■     Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:
	September 30, 2014
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$—	$—	$1,557,789

	September 30, 2015
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$—	$—	$12,726,722

The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for the stock-based compensation liability for the years ended September 30, 2014 and 2015:
Balance at October 1, 2013	$—
Issued	364,187
Change in fair value	1,193,602
Balance at September 30, 2014	1,557,789
Change in fair value	11,168,933
Balance at September 30, 2015	$12,726,722

The Company has issued stock-based performance units (“PSUs”), which generally have a ten year life from the date of grant and vest 50% after the third anniversary from issuance and the remaining 50% on the fourth anniversary. In addition, the PSUs are exercisable upon the earlier of  (i) a change in control, (ii) consummation of an initial public offering, or (iii) a corporate valuation in excess of  $400 million and at the discretion by the Company’s Board of Directors. Upon exercise, the PSU holder receives a cash payment for the difference between the current per share value of the Company and the base price of the PSU. Given the cash settlement, the PSUs are liability classified and re-measured at each reporting date with changes in fair value recorded within the Company’s consolidated statements of operations.
The PSUs contain a market condition as the exercisability of the awards are based on the Company achieving a market value of  $400 million during the relevant performance period. The fair value of the market condition is valued using a Monte Carlo simulation model. The significant assumptions used in preparing the Monte Carlo simulation model include (i) volatility of the Company’s common stock, (ii) risk free interest rate, (iii) base price of the PSUs, (iv) fair value of the Company’s common stock and enterprise value of the Company, and (v) derived service period.
The fair value of the PSUs of  $3.45 and $22.22 per PSU at September 30, 2014 and 2015, respectively, was derived using the following assumptions:
	September 30,
	2014	2015
Risk-free interest rate	1.8%	1.4%
Derived service period	5 years	5 years
Expected volatility	60%	60%
Annual dividend yield	0%	0%
Fair value of common stock	$7.62 per share	$25.79 per share